Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000218423 [Member] | U S Treasury Notes 4 250 due 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 879 due 04 30 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 981 due 10 31 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 966 due 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 936 due 04 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000218423 [Member] | Bank of Montreal Commodity Index Linked Senior Unsecured Notes 3 620 due 12 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218423 [Member] | Royal Bank of Canada Commodity Index Linked Senior Unsecured Notes 3 630 due 09 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 874 due 01 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 875 due 01 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218423 [Member] | U S Treasury Floating Rate Notes 3 935 due 07 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000218423 [Member] | Commodity Indexed Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000218423 [Member] | United States Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000218423 [Member] | United States Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%
C000218423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000031307 [Member] | U S Treasury Notes 4 250 due 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 879 due 04 30 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 981 due 10 31 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 966 due 10 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 936 due 04 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031307 [Member] | Bank of Montreal Commodity Index Linked Senior Unsecured Notes 3 620 due 12 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000031307 [Member] | Royal Bank of Canada Commodity Index Linked Senior Unsecured Notes 3 630 due 09 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 874 due 01 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 875 due 01 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000031307 [Member] | U S Treasury Floating Rate Notes 3 935 due 07 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000031307 [Member] | Commodity Indexed Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000031307 [Member] | United States Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000031307 [Member] | United States Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	59.20%
C000031307 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%